Results of associates and joint ventures (Details) £ in Millions, $ in Millions, $ in Millions			1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	May 28, 2025 shares	May 31, 2026 GBP (£)	May 31, 2026 USD ($)	Feb. 28, 2026 GBP (£)	Feb. 28, 2026 CAD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Dec. 31, 2025
Disclosure of associates [abstract]
Share of post-tax results of associates and joint ventures							£ 189	£ 1,474
Reported at CC
Disclosure of associates [abstract]
Share of post-tax results of associates and joint ventures								£ 211
Decrease in share of profit (loss) of associates and joint ventures								(8.90%)
ITC Hotels Limited
Disclosure of associates [abstract]
Percentage interest in investments							6.30%
ITC Ltd.
Disclosure of associates [abstract]
Adjustments for gain on disposal of investments in subsidiaries, joint ventures and associates								£ 904
Number of shares of associate disposed of (in shares) | shares		313,000,000
Gains (losses) on disposals of investments							£ 1	£ 3
Ownership interest in associates							22.90%		22.91%
ITC Ltd. | ITC Hotels Limited
Disclosure of associates [abstract]
Share of profit (loss) of associates relating to gain on demerger							£ 333
Organigram Inc
Disclosure of associates [abstract]
Ownership interest in associates	48.70%				36.77%	36.77%
Proportion of voting rights held in associate	30.00%				30.00%	30.00%
Percentage of voting equity interests acquired					12.00%	12.00%
Purchase of interests in associates					£ 35	$ 65
Sanity Group GmbH (Sanity)
Disclosure of associates [abstract]
Ownership interest in associates					16.32%	16.32%
Charlotte’s Web Holdings
Disclosure of associates [abstract]
Purchase of interests in associates			£ 7	$ 10